Income Taxes (Summary of Uncertain Tax Positions) (Details) - Predecessor - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period, excluding interest and penalties	$ 36	$ 65
Reductions based on tax positions related to prior years	(1)	(11)
Settlements with taxing authorities	(35)	(18)
Balance at end of period, excluding interest and penalties	$ 0	$ 36